Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Summary of prima facie tax reconciliation	Prima facie tax reconciliation

Six months ended 30 June	2026 US$m	2025 US$m
Profit before taxation(a)	9,313	6,737

Prima facie tax payable at UK rate of 25%(b)	2,328	1,684
Higher rate of taxation of 30% on Australian earnings(b)	201	267
Other tax rates applicable outside the UK and Australia(b)	(134)	(116)
Tax effect of profit from equity accounted units and related expenses(a)	(278)	(179)
Impact of changes in tax rates	—	21
Resource depletion allowances	—	(7)
Recognition of previously unrecognised deferred tax assets	(132)	(24)
Write-down of previously recognised deferred tax assets	31	134
Utilisation of previously unrecognised deferred tax assets	(232)	(74)
Unrecognised current period operating losses(c)	151	196
Adjustments in respect of prior periods	1	116
Other items(d)	183	183
Total taxation charge	2,119	2,201
(a)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(b)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporate tax rate to calculate the prima facie tax payable. Rio Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included.
The weighted average statutory corporate tax rate on profit before tax is approximately 28% (30 June 2025: 30%).
(c)Current-period unrecognised deferred tax assets include operating losses and other costs incurred by the Group for which no tax benefit is currently recognised due to uncertainty regarding the availability of suitable taxable profits in future periods.
(d)Other items includes less than US$1 million (30 June 2025: less than US$1 million) current tax expense related to
Pillar Two measures; the global minimum tax of 15% formulated by the Organisation for Economic Co-operation and Development (OECD).